Pruco Life Insurance Company of New Jersey	Christopher J. Madin
Vice President and Corporate Counsel

280 Trumbull Street
Hartford, CT 06103
(860) 534-6087
christopher.madin@prudential.com

May 1, 2020

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pruco Life of New Jersey Variable Appreciable Account (Registration No. 333-225954)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 2; and (ii) that the text of Post-Effective Amendment No. 2 was filed electronically on April 10, 2020 (Accession No. 0000741313-20-000010).

/s/ Christopher J. Madin
Christopher J. Madin
Vice President and Corporate Counsel
Pruco Life Insurance Company of New Jersey

Via EDGAR